Equity (Details) - $ / shares		1 Months Ended	12 Months Ended
	May 15, 2020	Mar. 17, 2020	Mar. 31, 2022
Equity (Details) [Line Items]
Description of common shares			Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 33,854,062 common shares of the Company. Mr. Pandya has later transferred unconditionally an aggregate of 7,932,855 common shares to various persons (including 2,621,371 shares to Lytus Trust, resulting in his current holding of 28,842,578 common shares of the Company (i.e. 26,221,207 held in his individual capacity and 2,621,371 shares held by Lytus Trust).
Authorized share capital	230,000,000		50,000
Par value per share (in Dollars per share)	$ 0.01	$ 0.1	$ 0.1
Top of range [member]
Equity (Details) [Line Items]
Authorized share capital		50,000
Bottom of range [member]
Equity (Details) [Line Items]
Authorized share capital		30,000